Rule 497(e)

Registration No. 333-33607

[CHAPMAN AND CUTLER LLP LETTERHEAD]

June 20, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
(Registration No. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and its series, Nuveen Symphony International Equity Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Low Volatility Equity Fund and Nuveen Symphony Mid-Cap Core Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on May 31, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures